Deferred Costs	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Deferred Costs
Deferred Costs

Deferred Indirect Costs

In prior years Vencore faced program consolidations, delayed contract awards, potential sequestration effects and significant reduction in customers’ budgets. Additionally, as a result of the QNA SSG acquisition, Vencore continued its restructuring initiatives. Restructuring activities across Vencore included elimination of redundant employees, capabilities and certain leased and owned facilities. Specifically, these initiatives included internal facility restructurings, continuation and expansion of the employee termination and realignments, and IT and other internal systems consolidations. As part of a facility consolidation project, Vencore sold a building at Vencore Valley Forge, Pennsylvania. Vencore had also previously exited leases due to the consolidation of heritage acquisition facilities in 2013. The consolidation of leases from prior acquisitions was completed by December 31, 2014. These restructuring costs are deferred and allocated to contracts when they are billable as agreed upon by the Defense Contract Management Agency and amortized by Vencore on a 3 to 5 year period.

Changes in the asset are as follows (in thousands):

Balance at December 31, 2014	$11,159
Add: Severance and related costs	4,614
Add: Write‑off of a building(a)	4,208
Add: Professional and other fees	2,399
Less: Costs released to contracts	(2,854)
Balance at December 31, 2015	$19,526
Add: Severance and related costs	1,187
Add: Professional and other fees	175
Less: Costs released to contracts	(6,493)
Balance at December 31, 2016	$14,395
Add: Severance and related costs	167
Less: Costs released to contracts	(5,143)
Balance at December 31, 2017	$9,419
Add: Severance and related costs	16
Less: Costs released to contracts	(1,194)
Balance at March 30, 2018 (unaudited)	$8,241
(a)    Represents the write‑off of a building that was captured in deferred contract costs.

Of the total $14.4 million, $9.4 million, and $8.2 million as of December 31, 2016 and 2017, and March 30, 2018, respectively, $5.1 million, $4.8 million, and $4.8 million, respectively, are included within deferred costs in our combined balance sheets, and $9.3 million, $4.6 million, and $3.4 million, respectively, are included within other long‑term assets on the combined balance sheets (“Note 8 - Other Long‑term Assets”).

Changes in the related liability are as follows (in thousands):

	Severance and Related Costs	Professional and Other Fees	Total
Balance as of December 31, 2014	$3,250	$47	$3,297
Additions	4,614	2,399	7,013
Cash payments	(7,298)	(2,432)	(9,730)
Balance as of December 31, 2015	566	14	580
Additions	1,187	175	1,362
Cash payments	(1,753)	(189)	(1,942)
Balance as of December 31, 2016	—	—	—
Additions	167	—	167
Cash payments	(167)	—	(167)
Balance as of December 31, 2017	—	—	—
Additions	16	—	16
Cash payments	(16)	—	(16)
Balance as of March 30, 2018 (unaudited)	$—	$—	$—

Deferred Direct Costs

Keypoint defers costs directly related to the production of cases that have been partially completed. Keypoint allocates a portion of total production costs in the month to cases that have been submitted as fieldwork finished and recognized as revenue and a portion to partially completed cases. The portion allocated to partially completed cases is deferred to be recognized in the period when the case is completed as fieldwork finished and related revenue is recognized.

Keypoint’s model for calculating deferred direct costs is as follows:

Total cost of production (for any period)	= Cost per SU X	Number of SU’s on partially completed cases (in any period)	= Deferred Direct Cost
Total # of SU’s produced (in that period)
where SU represents the Source Unit, Keypoint’s measurement of the amount of work.

Changes in the asset are as follows (in thousands):

Balance at December 31, 2014	$9,939
Add: Production costs	6,853
Less: Costs released to contracts	(646)
Balance at December 31, 2015	16,146
Add: Production costs	6,619
Less: Costs released to contracts	(6,181)
Balance at December 31, 2016	16,584
Add: Production costs	23,214
Less: Costs released to contracts	(20,309)
Balance at December 31, 2017	19,489
Add: Production costs	7,716
Less: Costs released to contracts	(6,372)
Balance at March 30, 2018 (unaudited)	$20,833

Total deferred direct costs of $16.6 million, $19.5 million, and $20.8 million, as of December 31, 2016, 2017, and March 30, 2018, respectively are included within deferred costs in our combined balance sheets.